Related-Party Transactions	12 Months Ended
Dec. 28, 2013
Related-Party Transactions

(14) Related-Party Transactions

The Company incurred management fees paid to Blackstone Management Partners L.L.C. (“BMP”) totaling $2.6 million, $2.1 million and $3.0 million in 2013, 2012 and 2011, respectively, under terms of an agreement dated July 30, 2009, between Parent and BMP. Under the terms of the agreement, BMP is permitted to, and has, assigned a portion of the fees to which it is entitled to receive to Silverhawk Summit, L.P. and to certain members of management. The fees were paid for consultancy services related to acquisition activities and are included in general and administrative expenses.

The Company purchased equipment from a noncontrolling member of Continental Cement for approximately $2.3 million, inclusive of $0.1 million of interest, in 2011, which was paid for in 2012.

Summit Materials earned revenue of $0.6 million, $7.9 million and $8.6 million and incurred costs of $0.2 million, $0.2 million and $0.7 million in connection with several transactions with unconsolidated affiliates for the years ended December 28, 2013, December 29, 2012 and December 31, 2011, respectively. As of December 28, 2013 and December 29, 2012, accounts receivable from affiliates was $0.4 million and $1.9 million, respectively, and accounts payable to affiliates was zero and $0.2 million, respectively.

Cement sales to companies owned by certain noncontrolling members of Continental Cement were approximately $12.7 million, $12.5 million and $9.5 million for the years ended December 28, 2013, December 29, 2012 and December 2011, respectively, and accounts receivable due from these parties were approximately $0.2 million and $1.0 million as of December 28, 2013 and December 29, 2012, respectively.

As of year-end 2013 and 2012, the Company had accrued interest payments of $0.7 million and $2.1 million, respectively, due to a certain noncontrolling member for a related-party note, which is expected to be paid in 2014. The principal balance on the note was repaid as part of the January 2012 financing transactions.

Continental Cement Company, L.L.C. [Member]
Related-Party Transactions
(10)	Related-Party Transactions

The Company purchased equipment from a certain noncontrolling member for approximately $2.3 million in 2011, which was paid for in 2012.

As of year-end 2013 and 2012, the Company had accrued interest payments of $0.7 million and $2.1 million, respectively, due to a certain noncontrolling member for a related-party note, which is expected to be paid in 2014. The principal balance on the note was repaid in January 2012.

Cement sales to companies owned by certain noncontrolling members of Continental Cement were approximately $12.7 million, $12.5 million and $9.5 million during the years ended December 28, 2013, December 31, 2012 and December 31, 2011, respectively, and accounts receivables due from these parties were approximately $0.2 million and $1.0 million as of December 28, 2013 and December 31, 2012, respectively.

Cement sales to subsidiaries of Summit Materials were approximately $4.5 million, $3.8 million and $2.8 million for the years ended December 28, 2013, December 31, 2012 and December 31, 2011, respectively, and accounts receivable due from these parties were approximately $0.2 million as of December 28, 2013 and December 31, 2012.

Waste fuel sales by Continental Cement to American Environmental Services, Inc., which owned a noncontrolling interest in GAR until the Company purchased its interest in 2011, were approximately $0.7 million in the year ended December 31, 2011. After the Company purchased American Environmental Services, Inc.’s interest in GAR, American Environmental Services, Inc. ceased to be a related party.